Share capital - Warrants outstanding (Details) - Warrants	9 Months Ended
	Sep. 30, 2022 $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	11 months 8 days
Number of warrants outstanding | shares	6,186,519	6,186,519	7,402,021	15,070,883
Non-Transferable Warrants $4.00 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	8 months 23 days
Number of warrants outstanding | shares	630,998	630,998
Non-Transferable Warrants $4.00 CAD - $16.00 CAD | Exercise price range Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 12.00
Non-Transferable Warrants $4.00 CAD - $16.00 CAD | Exercise price range Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16.00
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 5 months 4 days
Number of warrants outstanding | shares	1,054,253	1,054,253
Non-Transferable Warrants $2.00 USD - $24.00 USD | Exercise price range Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 2.56
Non-Transferable Warrants $2.00 USD - $24.00 USD | Exercise price range Maximum
Disclosure of classes of share capital [line items]
Exercise price		15.00
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Weighted average contractual life	10 months 6 days
Number of warrants outstanding | shares	4,501,268	4,501,268